PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2025	2024
	(in thousands)
Value-added tax receivable	$1,833	$1,614
Prepaid income taxes	5,092	4,476
Advances to suppliers	3,682	3,515
Prepaid expenses	508	485
Other current assets	1,166	1,390
Total	$12,281	$11,480